Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Warrant reserve [member]	Option reserve [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 26,618,315	$ 902,761	$ 4,891,957	$ (30,216,117)	$ 2,196,916
Balance, shares at Dec. 31, 2021	97,535,264
IfrsStatementLineItems [Line Items]
Exercise of warrants	$ 24,000				24,000
Exercise of warrants, shares	160,000
Share-based compensation			30,168		30,168
Net loss for the period				(393,041)	(393,041)
Ending balance, value at Jun. 30, 2022	$ 26,642,315	902,761	4,922,125	(30,609,158)	1,858,043
Balance, shares at Jun. 30, 2022	97,695,264
Beginning balance, value at Dec. 31, 2022	$ 27,064,727	901,229	5,032,479	(31,034,345)	1,964,090
Balance, shares at Dec. 31, 2022	99,244,664
IfrsStatementLineItems [Line Items]
Share-based compensation			256,519		256,519
Net loss for the period				(475,737)	(475,737)
Exercise of options	$ 121,387		(78,887)		42,500
Exercise of stock options, shares	400,000
Ending balance, value at Jun. 30, 2023	$ 27,186,114	$ 901,229	$ 5,210,111	$ (31,510,082)	$ 1,787,372
Balance, shares at Jun. 30, 2023	99,644,664